Award Timing Disclosure	12 Months Ended
May 02, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Awards

The Compensation and Stock Option Committee considers the grant of equity awards, including those to Executive Ofﬁcers, during its regularly scheduled semi-annual meetings. The Compensation and Stock Option Committee does not take material non-public information into account when determining the timing and terms of any equity awards. If there is a release of material non-public information, the Compensation and Stock Option Committee will delay the consideration of and grant of stock options. The Company has not engaged in the backdating, cancellation or re-pricing of stock options awarded to its Executive Ofﬁcers. For all stock option awards, the exercise price calculation is based on the closing price of the Company’s common stock on the NASDAQ on the date of grant.

During the ﬁscal year ended May 2, 2026, the Company did not grant equity awards to its Executive Ofﬁcers during the four business days prior to, or the one business day following, the ﬁling of its periodic reports or the ﬁling or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	The Compensation and Stock Option Committee considers the grant of equity awards, including those to Executive Ofﬁcers, during its regularly scheduled semi-annual meetings. The Compensation and Stock Option Committee does not take material non-public information into account when determining the timing and terms of any equity awards. If there is a release of material non-public information, the Compensation and Stock Option Committee will delay the consideration of and grant of stock options. The Company has not engaged in the backdating, cancellation or re-pricing of stock options awarded to its Executive Ofﬁcers. For all stock option awards, the exercise price calculation is based on the closing price of the Company’s common stock on the NASDAQ on the date of grant.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false